SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
	Jan. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2018
Change in shares, sapesco - nesr ordinary share consideration		1,650,000	2,237,000
Other current liabilities		$ 26,166	$ 17,818
Short term borrowings		$ 89,885	78,319
Capital lease obligations, current			4,400
Capital Lease Obligations, Current			$ 2,200
Change in shares, sapesco - additional earn-out shares			145,039
Change in shares, SAPESCO - additional earn-out shares		266,611
Capital lease obligations, current				$ 2,200
Capital lease obligations, non current				4,700
Retained Earnings (Accumulated Deficit)	$ 2,800	$ (75,020)	$ (35,827)	$ 28,741
Revenue percent		0.00%	0.00%	0.00%
Capitalized investments		$ 0	$ 0	$ 0
Unamortized expense		17,400	0
Right of use asset		29,970
Lease liabilities		$ 31,314
2018 Long Term Incentive Plan [Member] | Board of Directors [Member]
Time-based and vest ratably period					1 year
2018 Long Term Incentive Plan [Member] | Employees [Member]
Time-based and vest ratably period					3 years
Accounting Standards Update 2016-02 [Member]
Right of use asset	33,700
Leasehold liabilities	400
Prepaid rent assets	100
Lease liabilities	$ 33,200
Minimum [Member]
Finite lived intangible asset, useful lives		8 years
Minimum [Member] | Integrated Production Management [Member]
Ownership percent		0.00%
Minimum [Member] | National Energy Services [Member]
Ownership percent		20.00%
Maximum [Member]
Finite lived intangible asset, useful lives		10 years
Maximum [Member] | Integrated Production Management [Member]
Ownership percent		20.00%
Maximum [Member] | National Energy Services [Member]
Ownership percent		50.00%
Common Stock One [Member]
Change in shares, SAPESCO - additional earn-out shares			266,611
Sahara Petroleum Services Company [Member]
Capital lease obligations, current			$ 4,400	2,000
Capital Lease Obligations, Current			6,100	13,500
Seller Provided Installment Financing
Accounts payable			1,100	9,100
Other current liabilities			6,000
Short term borrowings			6,000
Accounts Payable [Member]
Payments to acquire property, plant, and equipment		$ 9,100	2,600	24,700
Accounts Payable [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment		$ 11,600	$ 7,300	2,900
Short Term Borrowings [Member] | Seller Provided Installment Financing
Payments to acquire property, plant, and equipment				$ 3,200